Deposits and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Deposits And Other Non-current Assets

	December 31, 2024	December 31, 2023
Value added taxes recoverable	$18,336	$11,413
Note receivable (Note 23)	7,331	14,321
Deposits and others	4,066	3,218
	$29,733	$28,952